Significant Accounting Policies (Details 3)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amortization cost of non-compete covenants and certain intangible property rights
Useful life	11 years	11 years	11 years
Finite-lived Trademarks [Member]
Amortization cost of non-compete covenants and certain intangible property rights
Useful life	5 years
Minimum [Member] | Non-Compete Covenants [Member]
Amortization cost of non-compete covenants and certain intangible property rights
Useful life	3 years
Minimum [Member] | Certain Intangible Property Rights [Member]
Amortization cost of non-compete covenants and certain intangible property rights
Useful life	3 years
Maximum [Member] | Non-Compete Covenants [Member]
Amortization cost of non-compete covenants and certain intangible property rights
Useful life	5 years
Maximum [Member] | Certain Intangible Property Rights [Member]
Amortization cost of non-compete covenants and certain intangible property rights
Useful life	20 years